UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabriel L. Goddard
Title:  Chief Compliance Officer
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ Gabriel L. Goddard                      November 2, 2012
     -----------------------------         -----------------------------
         Gabriel L. Goddard                      Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     80
                                        ----------------
Form 13F Information Table Value Total:     $5,583,766
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               September 30, 2012

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                                     COM        88579Y101      273883        2963464
Abbott Labs Com                           COM        002824100      258719        3773619
Accenture PLC                             COM        G1151C101      188441        2690868
Adobe Systems Inc                         COM        00724F101      192909        5943006
Advance Auto Parts Inc.                   COM        00751Y106         355           5190
Alliant Techsystems Inc                   COM        018804104         396           7910
Amphenol Corp                             COM        032095101      155503        2641027
Apollo Group Inc Cl A                     COM        037604105         389          13400
Automatic Data Processing                 COM        053015103      203191        3463876
Avon Products Inc                         COM        054303102         374          23510
Bard (C.R.) Inc                           COM        067383109         294           2815
Baxter International Inc                  COM        071813109         374           6220
Becton Dickinson                          COM        075887109      195113        2483619
Best Buy Company Inc                      COM        086516101         344          20040
Bristol Myers Squibb Co Com               COM        110122108         345          10230
CH Robinson Worldwide                     COM        12541W209      153694        2625008
Cigna Corp                                COM        125509109         423           8980
Clorox Co                                 COM        189054109        5276          73230
Coca-Cola Co                              COM        191216100       99830        2631953
Cognizant Tech Solutions Corp             COM        192446102      210743        3014065
Colgate-Palmolive Co                      COM        194162103      227149        2118536
Dell Inc                                  COM        24702R101         303          30770
Deluxe Corp                               COM        248019101         393          12880
Eaton Vance                               COM        278265103         414          14300
Ecolab Inc                                COM        278865100       89254        1377166
Eli Lilly & Co                            COM        532457108         391           8260
Emerson Electric Co                       COM        291011104      186456        3862780
Energizer Hldgs Inc                       COM        29266R108         349           4680
Equifax Inc                               COM        294429105      168547        3618442
Exxon Mobil Corp                          COM        30231G102         399           4370
Federated Investors Inc.                  COM        314211103         362          17510
Flir Systems Inc                          COM        302445101         354          17770
Forest Labs                               COM        345838106         382          10730
General Dynamics Corp                     COM        369550108         372           5640
Global Payments Inc.                      COM        37940X102         354           8480
ITT Educational Svcs                      COM        45068B109         299           9300
Int'l Flavors                             COM        459506101         331           5570
J2 Global Inc                             COM        48123V102         398          12130
JOS A Bank Clothiers Inc                  COM        480838101         417           8610
Johnson & Johnson                         COM        478160104        1465          21260
Kellogg Co                                COM        487836108         394           7630
Kroger Co                                 COM        501044101         382          16240
Laboratory Corp of America Hol            COM        50540R409      128847        1393399
Lexmark Intl Inc                          COM        529771107         463          20820
Lockheed Martin Corp                      COM        539830109         383           4110
Medtronic Inc                             COM        585055106      133626        3098938
Merck & Company                           COM        58933Y105         405           9000
Microsoft Corp Com                        COM        594918104      261118        8768264
Nike Inc Cl B                             COM        654106103      146726        1545952
Omnicom Group Inc                         COM        681919106      219625        4259618
Oracle Corp                               COM        68389X105      273690        8691333
Paychex Inc                               COM        704326107        1560          46871
Pepsico Inc                               COM        713448108      294875        4166677
Petroleo Brasileiro Spons ADR             COM        71654v101         485          22000
Pitney Bowes Inc                          COM        724479100         378          27410
Praxair Inc                               COM        74005P104      167014        1607764
Procter & Gamble Co                       COM        742718109      303068        4369503
Progressive Corp Ohio                     COM        743315103         374          18060
Quest Diagnostics Inc                     COM        74834L100         393           6200
Raven Industries Inc                      COM        754212108         322          10970
Rockwell Collins Inc.                     COM        774341101         378           7060
Royal Dutch Shell ADR Class A             COM        780259206         351           5058
Sasol Ltd Spon ADR                        COM        803866300         668          15000
Strayer Education                         COM        863236105         321           4990
Stryker Corp                              COM        863667101      135225        2429490
Sysco Corp                                COM        871829107         387          12390
T Rowe Price Group Inc                    COM        74144T108      208124        3287906
Tempur-pedic International Inc            COM        88023U101         381          12750
Toro Company                              COM        891092108         384           9670
United Parcel Svc Cl B                    COM        911312106      126898        1773070
United Technologies Corp                  COM        913017109      240365        3070195
Unitedhealth Group Inc                    COM        91324P102         388           7010
Varian Medical Systems                    COM        92220P105      131277        2176348
Waddell & Reed Financial Inc              COM        930059100         410          12520
Wal Mart Stores Inc                       COM        931142103         359           4870
Walgreen Company                          COM        931422109         366          10060
Waters Corp                               COM        941848103      182884        2194697
Westamerica Bancorporation                COM        957090103         382           8130
Western Digital Corp                      COM        958102105         353           9130
World Acceptance Corp                     COM        981419104         345           5120
Zimmer Holdings Inc                       COM        98956P102         407           6030

Total Records 80                                                 5,583,766     96,723,467



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                     Sole                      2848484                    114980
Abbott Labs Com                           Sole                      3628434                    145185
Accenture PLC                             Sole                      2584888                    105980
Adobe Systems Inc                         Sole                      5714076                    228930
Advance Auto Parts Inc.                   Sole                         5190
Alliant Techsystems Inc                   Sole                         7910
Amphenol Corp                             Sole                      2537857                    103170
Apollo Group Inc Cl A                     Sole                        13400
Automatic Data Processing                 Sole                      3330831                    133045
Avon Products Inc                         Sole                        23510
Bard (C.R.) Inc                           Sole                         2815
Baxter International Inc                  Sole                         6220
Becton Dickinson                          Sole                      2406469                     77150
Best Buy Company Inc                      Sole                        20040
Bristol Myers Squibb Co Com               Sole                        10230
CH Robinson Worldwide                     Sole                      2524848                    100160
Cigna Corp                                Sole                         8980
Clorox Co                                 Sole                        72630                       600
Coca-Cola Co                              Sole                      2534124                     97829
Cognizant Tech Solutions Corp             Sole                      2898555                    115510
Colgate-Palmolive Co                      Sole                      2038974                     79562
Dell Inc                                  Sole                        30770
Deluxe Corp                               Sole                        12880
Eaton Vance                               Sole                        14300
Ecolab Inc                                Sole                      1324534                     52632
Eli Lilly & Co                            Sole                         8260
Emerson Electric Co                       Sole                      3713603                    149177
Energizer Hldgs Inc                       Sole                         4680
Equifax Inc                               Sole                      3476510                    141932
Exxon Mobil Corp                          Sole                         4370
Federated Investors Inc.                  Sole                        17510
Flir Systems Inc                          Sole                        17770
Forest Labs                               Sole                        10730
General Dynamics Corp                     Sole                         5640
Global Payments Inc.                      Sole                         8480
ITT Educational Svcs                      Sole                         9300
Int'l Flavors                             Sole                         5570
J2 Global Inc                             Sole                        12130
JOS A Bank Clothiers Inc                  Sole                         8610
Johnson & Johnson                         Sole                        20660                       600
Kellogg Co                                Sole                         7630
Kroger Co                                 Sole                        16240
Laboratory Corp of America Hol            Sole                      1339679                     53720
Lexmark Intl Inc                          Sole                        20820
Lockheed Martin Corp                      Sole                         4110
Medtronic Inc                             Sole                      2981344                    117594
Merck & Company                           Sole                         9000
Microsoft Corp Com                        Sole                      8431585                    336679
Nike Inc Cl B                             Sole                      1486694                     59258
Omnicom Group Inc                         Sole                      4097809                    161809
Oracle Corp                               Sole                      8353083                    338250
Paychex Inc                               Sole                        46870                         1
Pepsico Inc                               Sole                      4005234                    161443
Petroleo Brasileiro Spons ADR             Sole                        22000
Pitney Bowes Inc                          Sole                        27410
Praxair Inc                               Sole                      1545892                     61872
Procter & Gamble Co                       Sole                      4202088                    167415
Progressive Corp Ohio                     Sole                        18060
Quest Diagnostics Inc                     Sole                         6200
Raven Industries Inc                      Sole                        10970
Rockwell Collins Inc.                     Sole                         7060
Royal Dutch Shell ADR Class A             Sole                         5058
Sasol Ltd Spon ADR                        Sole                        15000
Strayer Education                         Sole                         4990
Stryker Corp                              Sole                      2337647                     91843
Sysco Corp                                Sole                        12390
T Rowe Price Group Inc                    Sole                      3161093                    126813
Tempur-pedic International Inc            Sole                        12750
Toro Company                              Sole                         9670
United Parcel Svc Cl B                    Sole                      1703870                     69200
United Technologies Corp                  Sole                      2973769                     96426
Unitedhealth Group Inc                    Sole                         7010
Varian Medical Systems                    Sole                      2092108                     84240
Waddell & Reed Financial Inc              Sole                        12520
Wal Mart Stores Inc                       Sole                         4870
Walgreen Company                          Sole                        10060
Waters Corp                               Sole                      2112067                     82630
Westamerica Bancorporation                Sole                         8130
Western Digital Corp                      Sole                         9130
World Acceptance Corp                     Sole                         5120
Zimmer Holdings Inc                       Sole                         6030
